Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Insurance Series
Entity Central Index Key	0000912577
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Money Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
AssetsNet	$ 74,904,931
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 50,141
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,904,931 Number of Investments80 Total Advisory Fees Paid$50,141
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	15.2%
U.S. Treasury Securities	25.4%
Repurchase Agreements	59.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.4%
91-180 Days	5.0%
31-90 Days	7.8%
8-30 Days	4.9%
1-7 Days	74.5%

Material Fund Change [Text Block]
C000026775
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the blended index consisting of a 67%/33% blend of the Bloomberg US Mortgage Backed Securities Index and the Bloomberg US Government Bond Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.

Top Contributors to Performance

  Sector allocation was the largest positive contributor to performance relative to the Blended Index as an overweight allocation to residential mortgage-backed securities (MBS) which posted positive excess return, as well as exposure to commercial MBS, proved beneficial due to incremental income and tighter spreads.

  Interest rate strategy made a small, positive contribution to relative performance as above Blended Index effective duration proved beneficial as rates fell across most of the yield curve.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Blended Index.

Top Detractors from Performance

  Security selection acted as a drag on relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Fund for U.S. Government Securities II	Bloomberg US Aggregate Bond Index	67% Bloomberg US Mortgage Backed Securities/ 33% Bloomberg US Government Bond
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,161	$10,265	$10,147
12/31/2017	$10,356	$10,628	$10,392
12/31/2018	$10,403	$10,630	$10,492
12/31/2019	$11,017	$11,556	$11,176
12/31/2020	$11,591	$12,424	$11,758
12/31/2021	$11,354	$12,232	$11,588
12/31/2022	$9,929	$10,641	$10,201
12/31/2023	$10,345	$11,229	$10,685
12/31/2024	$10,405	$11,369	$10,793
12/31/2025	$11,113	$12,199	$11,638

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Fund for U.S. Government Securities II	6.80%	(0.84)%	1.06%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
67% Bloomberg US Mortgage Backed Securities/ 33% Bloomberg US Government Bond	7.83%	(0.21)%	1.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 69,611,634
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 253,199
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$69,611,634 Number of Investments167 Portfolio Turnover57% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)25% Total Advisory Fees Paid$253,199
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.0%
Cash Equivalents	1.4%
Non-Agency Mortgage-Backed Securities	2.5%
U.S. Government Agency Commericial Mortgage-Backed Securities	4.9%
U.S. Government Agency Securities	10.8%
U.S. Treasury Securities	13.6%
U.S. Government Agency Mortgage-Backed Securities	65.1%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026776
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Packaging, Midstream, Technology, Building Materials, Chemicals, Consumer Products and Retailers industry sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included: Foundation Building Materials, Trivium Packaging Finance, Beach Acquisition Bidco, Gray Media and Ardagh Metal Packaging Finance.

Top Detractors from Performance

  The Fund’s underweight allocation to the strong performing Media & Entertainment and Wireless Telecommunications industry sectors detracted from overall performance during the period. Additionally, the Fund’s overweight allocations to the poor performing Packaging and Technology industry sectors were also detractors from relative performance during the period.

  The Fund’s performance was negatively impacted by security selection in the Cable & Satellite industry sector.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Warnermedia Holdings, Condor Merger Sub, Dish DBS Corporation, Central Parent and Organon Finance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,482	$10,265	$11,713	$11,321
12/31/2017	$12,279	$10,628	$12,592	$12,052
12/31/2018	$11,875	$10,630	$12,329	$11,746
12/31/2019	$13,602	$11,556	$14,095	$13,299
12/31/2020	$14,362	$12,424	$15,088	$13,975
12/31/2021	$15,059	$12,232	$15,882	$14,657
12/31/2022	$13,285	$10,641	$14,106	$13,294
12/31/2023	$14,974	$11,229	$16,002	$14,894
12/31/2024	$15,913	$11,369	$17,313	$16,022
12/31/2025	$17,222	$12,199	$18,806	$17,270

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	8.23%	3.70%	5.59%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Lipper Variable Underlying High Yield Funds Average	7.79%	4.30%	5.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 81,761,873
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 574,989
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$81,761,873 Number of Investments401 Portfolio Turnover28% Total Advisory Fees Paid$574,989
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Packaging	3.3%
Building Materials	3.9%
Independent Energy	4.1%
Gaming	4.2%
Chemicals	4.2%
Health Care	4.5%
Cable Satellite	5.0%
Midstream	5.5%
Insurance - P&C	8.7%
Technology	13.6%

Material Fund Change [Text Block]
C000026777
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Packaging, Midstream, Technology, Building Materials, Chemicals, Consumer Products and Retailers industry sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included: Foundation Building Materials, Trivium Packaging Finance, Beach Acquisition Bidco, Gray Media and Ardagh Metal Packaging Finance.

Top Detractors from Performance

  The Fund’s underweight allocation to the strong performing Media & Entertainment and Wireless Telecommunications industry sectors detracted from overall performance during the period. Additionally, the Fund’s overweight allocations to the poor performing Packaging and Technology industry sectors were also detractors from relative performance during the period.

  The Fund’s performance was negatively impacted by security selection in the Cable & Satellite industry sector.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Warnermedia Holdings, Condor Merger Sub, Dish DBS Corporation, Central Parent and Organon Finance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,453	$10,265	$11,713	$11,321
12/31/2017	$12,204	$10,628	$12,592	$12,052
12/31/2018	$11,786	$10,630	$12,329	$11,746
12/31/2019	$13,451	$11,556	$14,095	$13,299
12/31/2020	$14,185	$12,424	$15,088	$13,975
12/31/2021	$14,816	$12,232	$15,882	$14,657
12/31/2022	$13,050	$10,641	$14,106	$13,294
12/31/2023	$14,677	$11,229	$16,002	$14,894
12/31/2024	$15,536	$11,369	$17,313	$16,022
12/31/2025	$16,807	$12,199	$18,806	$17,270

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	8.18%	3.45%	5.33%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Lipper Variable Underlying High Yield Funds Average	7.79%	4.30%	5.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 81,761,873
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 574,989
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$81,761,873 Number of Investments401 Portfolio Turnover28% Total Advisory Fees Paid$574,989
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Packaging	3.3%
Building Materials	3.9%
Independent Energy	4.1%
Gaming	4.2%
Chemicals	4.2%
Health Care	4.5%
Cable Satellite	5.0%
Midstream	5.5%
Insurance - P&C	8.7%
Technology	13.6%

Material Fund Change [Text Block]
C000026779
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$163	1.54%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small- and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Health Care and Materials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included GE Vernova, Agnico Eagle Mines Ltd., Gardant Health, Inc., GE Aerospace, Quanta Services and Comfort Systems.

  The Industrials and Health Care sectors also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Financials detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was Blue Owl Capital.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar US Insurance Mid-Cap Growth Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,366	$11,274	$10,733	$10,475
12/31/2017	$13,303	$13,656	$13,445	$13,179
12/31/2018	$13,814	$12,940	$12,806	$12,647
12/31/2019	$18,486	$16,954	$17,348	$16,994
12/31/2020	$23,809	$20,495	$23,522	$23,546
12/31/2021	$24,406	$25,754	$26,516	$25,952
12/31/2022	$17,062	$20,808	$19,431	$17,755
12/31/2023	$19,661	$26,209	$24,457	$21,413
12/31/2024	$23,013	$32,448	$29,863	$24,982
12/31/2025	$25,665	$38,012	$32,448	$26,490

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	11.52%	1.51%	9.88%
Russell 3000® Index	17.15%	13.15%	14.28%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Morningstar US Insurance Mid-Cap Growth Funds Category Average	6.25%	3.41%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 104,488,904
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,697,322
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,488,904 Number of Investments135 Portfolio Turnover25% Total Advisory Fees Paid$1,697,322
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.7%
Utilities	2.1%
Consumer Staples	2.5%
Real Estate	2.5%
Materials	3.8%
Financials	7.0%
Consumer Discretionary	10.6%
Industrials	20.0%
Information Technology	22.5%
Health Care	25.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026780
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$189	1.79%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small- and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Health Care and Materials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included GE Vernova, Agnico Eagle Mines Ltd., Gardant Health, Inc., GE Aerospace, Quanta Services and Comfort Systems.

  The Industrials and Health Care sectors also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Financials detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was Blue Owl Capital.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar US Insurance Mid-Cap Growth Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,342	$11,274	$10,733	$10,475
12/31/2017	$13,234	$13,656	$13,445	$13,179
12/31/2018	$13,707	$12,940	$12,806	$12,647
12/31/2019	$18,302	$16,954	$17,348	$16,994
12/31/2020	$23,515	$20,495	$23,522	$23,546
12/31/2021	$24,047	$25,754	$26,516	$25,952
12/31/2022	$16,771	$20,808	$19,431	$17,755
12/31/2023	$19,275	$26,209	$24,457	$21,413
12/31/2024	$22,495	$32,448	$29,863	$24,982
12/31/2025	$25,029	$38,012	$32,448	$26,490

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	11.26%	1.26%	9.61%
Russell 3000® Index	17.15%	13.15%	14.28%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Morningstar US Insurance Mid-Cap Growth Funds Category Average	6.25%	3.41%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 104,488,904
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,697,322
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,488,904 Number of Investments135 Portfolio Turnover25% Total Advisory Fees Paid$1,697,322
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.7%
Utilities	2.1%
Consumer Staples	2.5%
Real Estate	2.5%
Materials	3.8%
Financials	7.0%
Consumer Discretionary	10.6%
Industrials	20.0%
Information Technology	22.5%
Health Care	25.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026773
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  Equity security selection was the largest positive contributor to Fund relative performance. The sectors with the most positive impact were Health Care, Industrials, Financials and Consumer Discretionary.

  Fixed income sector allocation was a positive contributor to Fund relative performance. Out of index allocations to trade finance loans, high yield bonds, and emerging markets bonds were the main drivers.

Top Detractors from Performance

  The Fund’s holdings in S&P 500 futures were the largest detractor to Fund relative performance. The Fund had its highest weight in the S&P 500 futures when the market declined in the second quarter of 2025. To reduce the Fund’s realized volatility back toward the target 8% to 12% level, the Fund had a significantly lower weight in S&P 500 futures as stocks recovered for the remainder of the calendar year.

  Equity options detracted from Fund relative performance. This was primarily driven by the Fund’s long S&P 500 put option positions losing value as the equity market moved significantly higher in the reporting period.

  Short 10-Year Treasury Note futures positions (which gain when 10-year U.S. government interest rates move higher) detracted from Fund relative performance as long term interest rates in the U.S. declined during 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	S&P 500 Index	60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	Morningstar US Insurance Tactical Allocation Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,769	$11,196	$10,850	$10,731
12/31/2017	$12,719	$13,640	$11,667	$12,144
12/31/2018	$11,639	$13,042	$11,304	$11,414
12/31/2019	$13,993	$17,149	$13,095	$13,378
12/31/2020	$14,124	$20,304	$13,954	$14,409
12/31/2021	$16,738	$26,132	$15,162	$16,004
12/31/2022	$14,436	$21,399	$13,560	$13,576
12/31/2023	$15,689	$27,025	$14,644	$15,269
12/31/2024	$18,130	$33,786	$15,590	$17,021
12/31/2025	$19,386	$39,827	$17,266	$18,945

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	6.93%	6.54%	6.84%
S&P 500 Index	17.88%	14.43%	14.82%
60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	10.76%	4.35%	5.61%
Morningstar US Insurance Tactical Allocation Funds Category Average	12.44%	5.70%	6.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 177,743,354
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,084,573
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,743,354 Number of Investments645 Portfolio Turnover60% Total Advisory Fees Paid$1,084,573
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.6%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Cash Equivalents	2.0%
International Equity Securities	2.2%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.0%
Domestic Fixed-Income Securities	48.2%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.6%
Real Estate	3.7%
Utilities	4.0%
Energy	6.2%
Consumer Staples	7.0%
Consumer Discretionary	7.4%
Communication Services	8.0%
Information Technology	12.2%
Industrials	12.7%
Health Care	12.9%
Financials	22.3%

Material Fund Change [Text Block]
C000199834
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  Equity security selection was the largest positive contributor to Fund relative performance. The sectors with the most positive impact were Health Care, Industrials, Financials and Consumer Discretionary.

  Fixed income sector allocation was a positive contributor to Fund relative performance. Out of index allocations to trade finance loans, high yield bonds, and emerging markets bonds were the main drivers.

Top Detractors from Performance

  The Fund’s holdings in S&P 500 futures were the largest detractor to Fund relative performance. The Fund had its highest weight in the S&P 500 futures when the market declined in the second quarter of 2025. To reduce the Fund’s realized volatility back toward the target 8% to 12% level, the Fund had a significantly lower weight in S&P 500 futures as stocks recovered for the remainder of the calendar year.

  Equity options detracted from Fund relative performance. This was primarily driven by the Fund’s long S&P 500 put option positions losing value as the equity market moved significantly higher in the reporting period.

  Short 10-Year Treasury Note futures positions (which gain when 10-year U.S. government interest rates move higher) detracted from Fund relative performance as long term interest rates in the U.S. declined during 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	S&P 500 Index	60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	Morningstar US Insurance Tactical Allocation Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,769	$11,196	$10,850	$10,731
12/31/2017	$12,719	$13,640	$11,667	$12,144
12/31/2018	$11,627	$13,042	$11,304	$11,414
12/31/2019	$13,942	$17,149	$13,095	$13,378
12/31/2020	$14,041	$20,304	$13,954	$14,409
12/31/2021	$16,604	$26,132	$15,162	$16,004
12/31/2022	$14,280	$21,399	$13,560	$13,576
12/31/2023	$15,470	$27,025	$14,644	$15,269
12/31/2024	$17,853	$33,786	$15,590	$17,021
12/31/2025	$19,019	$39,827	$17,266	$18,945

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.53%	6.26%	6.64%
S&P 500 Index	17.88%	14.43%	14.82%
60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value	10.76%	4.35%	5.61%
Morningstar US Insurance Tactical Allocation Funds Category Average	12.44%	5.70%	6.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 177,743,354
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,084,573
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,743,354 Number of Investments645 Portfolio Turnover60% Total Advisory Fees Paid$1,084,573
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.6%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
Cash Equivalents	2.0%
International Equity Securities	2.2%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.0%
Domestic Fixed-Income Securities	48.2%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.6%
Real Estate	3.7%
Utilities	4.0%
Energy	6.2%
Consumer Staples	7.0%
Consumer Discretionary	7.4%
Communication Services	8.0%
Information Technology	12.2%
Industrials	12.7%
Health Care	12.9%
Financials	22.3%

Material Fund Change [Text Block]
C000026769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector underweight positions relative to the Index in Government Guarantee, Local Authority and Supranational sectors contributed to positive Sector performance.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection underperformance. Security selection was the largest driver of negative Fund performance relative to the Index during the period. Individual holdings with the greatest negative contribution to relative Fund performance were U.S. Treasuries, Capital One, Warner Brothers and Bank of America. Top detracting positions relative to the Index included both over-and-underweighted securities.

  Yield curve positioning was a detractor from relative Fund performance. The Fund had underweight allocations to longer duration securities and overweight allocations to the middle (or belly) portion of the yield curve. Longer duration securities had greater total returns than those in the belly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,382	$10,265	$10,368
12/31/2017	$10,801	$10,628	$10,748
12/31/2018	$10,737	$10,630	$10,749
12/31/2019	$11,751	$11,556	$11,773
12/31/2020	$12,705	$12,424	$12,607
12/31/2021	$12,528	$12,232	$12,478
12/31/2022	$11,366	$10,641	$11,342
12/31/2023	$12,063	$11,229	$12,129
12/31/2024	$12,532	$11,369	$12,616
12/31/2025	$13,420	$12,199	$13,609

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	7.08%	1.10%	2.99%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Intermediate Credit Index	7.88%	1.54%	3.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 133,318,135
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 678,248
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$133,318,135 Number of Investments377 Portfolio Turnover19% Total Advisory Fees Paid$678,248
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.7%
U.S. Treasury Securities	1.0%
Repurchase Agreements	2.5%
Corporate Bonds	95.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector underweight positions relative to the Index in Government Guarantee, Local Authority and Supranational sectors contributed to positive Sector performance.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection underperformance. Security selection was the largest driver of negative Fund performance relative to the Index during the period. Individual holdings with the greatest negative contribution to relative Fund performance were U.S. Treasuries, Capital One, Warner Brothers and Bank of America. Top detracting positions relative to the Index included both over-and-underweighted securities.

  Yield curve positioning was a detractor from relative Fund performance. The Fund had underweight allocations to longer duration securities and overweight allocations to the middle (or belly) portion of the yield curve. Longer duration securities had greater total returns than those in the belly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,353	$10,265	$10,368
12/31/2017	$10,741	$10,628	$10,748
12/31/2018	$10,657	$10,630	$10,749
12/31/2019	$11,634	$11,556	$11,773
12/31/2020	$12,549	$12,424	$12,607
12/31/2021	$12,340	$12,232	$12,478
12/31/2022	$11,173	$10,641	$11,342
12/31/2023	$11,827	$11,229	$12,129
12/31/2024	$12,255	$11,369	$12,616
12/31/2025	$13,090	$12,199	$13,609

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.82%	0.85%	2.73%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Intermediate Credit Index	7.88%	1.54%	3.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 133,318,135
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 678,248
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$133,318,135 Number of Investments377 Portfolio Turnover19% Total Advisory Fees Paid$678,248
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	0.7%
U.S. Treasury Securities	1.0%
Repurchase Agreements	2.5%
Corporate Bonds	95.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]